ACQUISITIONS	12 Months Ended
Dec. 31, 2013
ACQUISITIONS
3.	ACQUISITIONS

On October 17, 2012, the Group reacquired 51% equity interest of Beijing Giant Zhengtu from Huayi. Beijing Giant Zhengtu was previously sold to Huayi in December 2010 for a consideration of RMB57,250,000 (the “reacquisition”). Prior to the reacquisition, the Group owned 34% equity interest of Beijing Giant Zhengtu and accounted it as an equity investee. After the reacquisition, the Group had a total of 85% equity interest of Beijing Giant Zhengtu and Beijing Giant Zhengtu became a consolidated subsidiary of the Group. The Group reacquired Beijing Giant Zhengtu principally for the knowledge and expertise of its research and development employees as well as potential value associated with its developed game. The reacquisition met the definition of a business acquisition in accordance with ASC 805-10 (“ASC 805-10”), Business Combination.

The acquisition date fair value of the consideration pursuant to the application of the acquisition method was as follows:

RMB

Cash	57,250,000
34% previously owned equity interests	31,572,322
15% noncontrolling interest	13,928,966

102,751,288

The acquisition date fair value of the previously owned equity interest of 34% was included in the measurement of the consideration transferred and a loss of RMB303,581 was recognized as a result of re-measuring upon reacquisition which was recorded as a debit to other income in the consolidated statements of comprehensive income. The fair value of the previously owned equity interest and noncontrolling interest was determined by management with the assistance of an independent third party valuation firm using an income approach. As Beijing Giant Zhengtu is a private entity, the fair value measurement was based on significant inputs that were not observable in the market and thus represented a Level 3 measurement as defined in ASC 820. The fair value estimate was based on (i) a discount rate of 13.7%, (ii) long-term sustainable growth rate of 3%, (iii) financial multiples of companies in the same industry as Beijing Giant Zhengtu and (iv) adjustment due to the lack of marketability that market participants would consider when estimating the fair value of Beijing Giant Zhengtu as a private entity.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as at the date of acquisition:

RMB
Current assets	10,553,021
Property and equipment, net	16,390
Online game software	15,833,333

Total identifiable assets acquired	26,402,744

Accounts and other payables	77,581
Accrued liabilities	687,916

Total liabilities assumed	765,497

Net identifiable assets acquired	25,637,247
Goodwill	77,114,041

Net assets acquired	102,751,288

The fair value of the online game software was determined by management with the assistance of an independent third party valuation firm using an income approach, which involves applying an appropriate discount rate to estimated cash flow that will be derived from the online game in the future. The online game software is subject to a useful life of 5 years and amortization expense recorded for the year ended December 31, 2012 since acquisition was RMB834,167. The goodwill recognized was attributable to expected synergies and knowledge and expertise from the workforce of Beijing Giant Zhengtu. None of the goodwill was expected to be deductible for income tax purpose.

Consolidated revenue and net income of Beijing Giant Zhengtu that was recorded during the period from October 17, 2012 through December 31, 2012 was RMB816,474 and RMB1,659,266, respectively. Pro forma results of operation for this acquisition were not presented because the effects of the acquisition were not material to the Company’s consolidated financial results.

On August 8, 2013, the Group entered into a share transfer agreement with related parties, Giant Investment Co., Ltd. (“Giant Investment”) and Shanghai Jiante Biotechnology Co., Ltd. (“Jiante Biotechnology”), to acquire 100% equity interest in Juxiao Estate for cash consideration of RMB16,000,000 (US$2,643,012). Juxiao Estate holds the land use right to a lot adjacent to the Group’s existing office space for the construction of additional office space (Note 20). The purchase consideration approximated fair value of Juxiao Estate’s net assets. The acquisition was completed and the Group took effective control of Juxiao Estate on August 8, 2013. The acquisition of Juxiao Estate did not meet the definition of a business acquisition in accordance with ASC 805-10 and was accounted for as an asset acquisition.

The acquired land use right is recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the life of the land use right agreement, which is 48.25 years. As of December 31, 2013, the land use right had a net book value of RMB48,370,323 (US$7,990,208). The Group recognized amortization expense of RMB416,558 (US$68,810) for the year ended December 2013.